Income Taxes - Additional Information (Detail) ¥ in Billions, $ in Billions	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017	Sep. 30, 2018 USD ($)	Sep. 30, 2017	Sep. 30, 2018 CNY (¥)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law			25.00%
Effective tax rate	15.00%	12.00%	16.00%	13.00%
Undistributed earnings no withholding tax has accrued	$ 19.9		$ 19.9		¥ 136.9
PRC statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors			10.00%
PRC special withholding tax rate to which dividends paid by a FIE to its foreign non-resident enterprise investors in Hong Kong			5.00%
Baidu HK
Income Taxes [Line Items]
Income tax rate			16.50%